NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ capital owned by the TI Advisory Fund at June 30, 2026, was 4.23%. The TI Advisory Fund has included the Master Fund’s schedule of investments as of June 30, 2026, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 28, 2026.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2026 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (22.86%)
Advent International GPE IX Limited Partnership	Primary	10/2019-03/2026	North America	$8,483,914	$12,713,460
Green Equity Investors, VIII, L.P.	Primary	12/2020-02/2024	North America	7,865,285	13,710,507
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,371	1,478,942
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-04/2026	North America	4,718,400	8,835,772
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	1,521,499	3,104,228
KKR European Fund V (USD) SCSp	Primary	01/2020-03/2026	Europe	6,535,201	9,323,800
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,299,737	8,737,253
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019-07/2025	Europe	5,162,800	6,974,741
NB Horoscope Aggregator II LP	Co-Investment	06/2021-03/2025	Europe	1,968,165	1,547,214
NB HUB Aggregator LP	Co-Investment	11/2018-02/2026	North America	960,058	2,368,400
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	-	16,541
TPG Healthcare Partners, L.P.	Primary	12/2019-04/2025	North America	745,869	1,030,088
TPG Partners VIII, L.P.	Primary	12/2019-05/2025	North America	3,034,767	4,888,376
Vertex Aggregator LP	Co-Investment	08/2018-03/2025	North America	1,411,636	1,482,164
				46,959,702	76,218,412
Small and Mid-cap Buyout (51.20%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	1,641,646	2,320,660
Advent Global Technology Limited Partnership	Primary	03/2020-09/2025	North America	8,795,536	11,746,544
AEA Investors Fund VII, L.P.	Primary	10/2019-05/2026	North America	9,568,744	9,525,717
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-08/2025	North America	8,003,419	12,859,292
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	-
Arsenal Capital Partners Fund V LP	Primary	07/2019-02/2026	North America	7,968,221	8,942,599
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-06/2024	North America	2,640,380	634,557
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	508,120	8,236
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	28,534
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	2,828,560	3,765,988
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,304,125	1,632,565
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	40	7,201,226
DHM Technology Opportunities Fund, Limited Partnership	Primary	05/2020-10/2025	North America	9,020,984	22,312,384
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	446,169
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	-	20,529
Oak Hill Capital Partners V, L.P.	Primary	12/2020-03/2026	North America	7,023,158	12,479,369
Oakley Capital IV-B SCSP	Primary	05/2019-06/2024	Europe	3,778,901	10,143,962
Plaskolite PPC Investor LLC	Co-Investment	12/2018-05/2025	North America	1,740,880	678,228
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	8,470,946	11,961,903
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	1,582,004	8,789,369
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	3,208,647
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	3,735,683
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-01/2026	North America	7,969,729	13,277,436
The Veritas Capital Fund VII, L.P.	Primary	09/2020-05/2026	North America	11,721,623	13,837,838
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,351,078	5,688,853
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	1,313,058	4,487,263
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,000,113
				108,441,917	170,733,664

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

June 30, 2026 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (8.05%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-12/2024	North America	8,779,812	23,163,148
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-10/2024	North America	78,305	515,301
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,396,939	3,133,789
				11,255,056	26,812,238
Venture Capital (13.54%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	6,363,867
GGV Capital VII L.P.	Primary	01/2019-12/2024	North America	3,581,546	3,672,254
GGV Capital VII Plus L.P.	Primary	05/2019-12/2025	North America	864,847	895,233
GGV Discovery Fund II, L.P.	Primary	01/2019-10/2025	North America	2,574,000	3,541,547
Level Equity Growth Partners IV, L.P.	Primary	11/2018-5/2026	North America	4,347,659	11,794,999
Lightspeed China Partners IV, L.P.	Primary	10/2019-03/2024	Asia	2,102,778	3,749,089
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2024	Asia	1,723,658	2,433,719
TA XIII-A, L.P.	Primary	12/2019-10/2024	North America	7,572,622	12,702,651
				27,272,443	45,153,359

Short Term Investments	Cost	Fair Value
Money Market Fund (4.61%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)	15,368,777	15,368,777
	15,368,777	15,368,777

Total Investments (cost $209,297,895) (100.26%)		334,286,450
Other Assets & Liabilities (Net) (-0.26%)		(847,544)
Partners' Capital - Net Assets (100.00%)		$333,438,906

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2026 aggregated $193,929,118. Total fair value of illiquid and restricted securities at June 30, 2026 was $318,917,673 or 95.65% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 3.48%, the annualized seven-day yield as of June 30, 2026.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the Master Fund (the “Board”).

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,974,741	$69,243,671	$76,218,412
Small and Mid-cap Buyout	-	-	8,668,037	162,065,627	170,733,664
Special Situations	-	-	3,133,789	23,678,449	26,812,238
Venture Capital	-	-	-	45,153,359	45,153,359
Money Market Fund	15,368,777	-	-	-	15,368,777
Total	$15,368,777	$-	$18,776,567	$300,141,106	$334,286,450

Significant Unobservable Inputs

As of June 30, 2026, the Master Fund had investments valued at $334,286,450. The fair value of investments valued at $300,141,106 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2026:

			Unobservable Inputs
Investments	Fair Value 6/30/2026	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,974,741	Market Comparables	LTM EBITDA	13.8x	N/A

Small and Mid-cap Buyout	8,201,339	Market Comparables	LTM EBITDA	11.8x - 17.3x	16.6x

Small and Mid-cap Buyout	446,169	Recent Transaction Value	N/A	N/A	N/A

Small and Mid-cap Buyout	20,529	Escrow Value	1.0x Escrow	N/A	N/A

Special Situations	3,133,789	Market Comparables	LTM EBITDA	25.1x	N/A

Total	$18,776,567

1 Inputs weighted based on fair value of investments in range.

During the three months ended June 30, 2026, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$-

During the three months ended June 30, 2026, change in unrealized appreciation and realized gains from Level 3 investments were $175,673 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the three months ended June 30, 2026.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2026 is one to six years, with the possibility of extensions by each of the Portfolio Funds.